Prepaid Land Lease Payments - Schedule of Prepaid Land Lease Payments (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Goodwill and Intangible Assets Disclosure [Abstract]
Prepaid land lease payments	$ 8,522	52,878	145,692
Less: accumulated amortization	(217)	(1,349)	(5,491)
Net carrying value	$ 8,305	51,529	140,201